Virtus Asset Trust

Supplement dated May 17, 2018 to the Statutory Prospectus dated April 30, 2018, as supplemented

Virtus Alternative Solutions Trust

Supplement dated May 17, 2018 to the Statutory Prospectus dated February 28, 2018, as supplemented

Virtus Equity Trust

Supplement dated May 17, 2018 to the Statutory Prospectus dated March 6, 2018, as supplemented

Virtus Opportunities Trust

Supplement dated May 17, 2018 to the Statutory Prospectus dated January 29, 2018, as supplemented

Virtus Retirement Trust

Supplement dated May 17, 2018 to the Statutory Prospectus dated April 30, 2018, as supplemented

Important Notice to Investors

In the section “Account Policies” of each trust’s Statutory Prospectus, the following hereby replaces the disclosure in the fifth bullet under the heading “Exchange Privileges”:

Financial intermediaries are permitted to initiate exchanges from one class of a fund into another class of the same fund if, among other things, the financial intermediary agrees to follow procedures established by the fund, the Distributor or the Transfer Agent, which generally will require that (i) the exchanges be carried out within accounts that are maintained and controlled by the intermediary and meet investor eligibility requirements, if applicable, for the share class or account type, and (ii) no contingent deferred sales charges are outstanding, or the applicable intermediary agrees to cause any outstanding contingent deferred sales charges to be paid in a manner agreed to by the fund, the Distributor or the Transfer Agent. The fund’s ability to make this type of exchange may be limited by operational or other limitations, requiring the fund or its agent to process the transaction as a liquidation and purchase, at the same closing NAV.  The financial intermediary will be ultimately responsible for reporting the transaction in accordance with their instruction.

Shareholders owning shares of a fund through accounts established directly with the Transfer Agent (i.e., not established with a financial intermediary who deals with the Transfer Agent exclusively on the investor’s behalf) may be permitted to exchange shares of one class of the fund into another class of the same fund, if they meet the investor eligibility requirements associated with the class into which they wish to exchange, at the discretion of the fund or the Transfer Agent. A shareholder’s ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the fund. Under the Code, generally if a shareholder exchanges shares from one class of a fund into another class of the same fund, the transaction should not be subject to U.S. federal income taxes; however, each shareholder should consult both the relevant financial intermediary and the shareholder’s tax advisor regarding the treatment of any specific exchange carried out under the terms of this paragraph.

Investors should retain this supplement for future reference.

All Trusts/ExchangesRev (5/2018)

Virtus Asset Trust

Supplement dated May 17, 2018 to the Statement of Additional Information (“SAI”)

dated April 30, 2018, as supplemented

Virtus Alternative Solutions Trust

Supplement dated May 17, 2018 to the SAI dated February 28, 2018, as supplemented

Virtus Equity Trust

Supplement dated May 17, 2018 to the SAI dated March 6, 2018, as supplemented

Virtus Opportunities Trust

Supplement dated May 17, 2018 to the SAI dated January 29, 2018, as supplemented

Virtus Retirement Trust

Supplement dated May 17, 2018 to the SAI dated April 30, 2018, as supplemented

Important Notice to Investors

In the section “Investor Account Services and Policies” of each trust’s SAI, the following hereby replaces the second paragraph under the heading “Exchanges”:

Financial intermediaries are permitted to initiate exchanges from one class of a fund into another class of the same fund if, among other things, the financial intermediary agrees to follow procedures established by the fund, the Distributor or the Transfer Agent, which generally will require that (i) the exchanges be carried out within accounts that are maintained and controlled by the intermediary and meet investor eligibility requirements, if applicable, for the share class or account type, and (ii) no contingent deferred sales charges are outstanding, or the applicable intermediary agrees to cause any outstanding contingent deferred sales charges to be paid in a manner agreed to by the fund, the Distributor or the Transfer Agent. The fund’s ability to make this type of exchange may be limited by operational or other limitations, requiring the fund or its agent to process the transaction as a liquidation and purchase, at the same closing NAV.  The financial intermediary will be ultimately responsible for reporting the transaction in accordance with their instruction.

Shareholders owning shares of a fund through accounts established directly with the Transfer Agent (i.e., not established with a financial intermediary who deals with the Transfer Agent exclusively on the investor’s behalf) may be permitted to exchange shares of one class of the fund into another class of the same fund, if they meet the investor eligibility requirements associated with the class into which they wish to exchange, at the discretion of the fund or the Transfer Agent. A shareholder’s ability to make this type of exchange may be limited by operational or other limitations of his or her financial intermediary or the fund. Under the Code, generally if a shareholder exchanges shares from one class of a fund into another class of the same fund, the transaction should not be subject to U.S. federal income taxes; however, each shareholder should consult both the relevant financial intermediary and the shareholder’s tax advisor regarding the treatment of any specific exchange carried out under the terms of this paragraph.

Investors should retain this supplement for future reference.

All Trusts SAI/ExchangesRev (5/2018)